Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2016	Mar. 31, 2017
Cash Flows from Operating Activities
Net loss	$ (4,670)	$ (28,838)
Adjustments to reconcile net loss to net cash used in operating activities
Stock issued for services		1
Net Cash Used in Operating Activities	(4,670)	(20,837)
Cash Flows from Investing Activities
Acquisition of fixed assets		(2,915)
Net Cash Used in Investing Activities		(2,915)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	1,421	576
Proceeds from shareholder contribution	342
Advance from a related party	5,652	44,930
Net Cash Provided by Financing Activities	7,415	45,506
Net increase in cash	2,745	21,754
Cash, beginning of period		2,745
Cash, end of period	2,745	24,499
Supplemental Information:
Cash paid for interest
Cash paid for taxes